Accounts payable - Summary of Accounts Payable (Detail) - TWD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement [LineItems]
Trade and other payables	$ 1,012,391	$ 966,821
Accounts payable [Member]
Statement [LineItems]
Trade and other payables	765,403	766,805
Estimated accounts payable [Member]
Statement [LineItems]
Trade and other payables	$ 246,988	$ 200,016